Restructuring Activities - Schedule of Restructuring and Other Costs (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring		$ 12,738	$ 340	$ 26,420	$ 1,520
Restructuring and Others Costs
Restructuring Cost and Reserve [Line Items]
Transaction related costs	[1]	38	0	501	15
Restructuring	[2]	1,947	340	6,537	899
Other	[3]	10,753	0	19,382	606
Restructuring and other costs		$ 12,738	$ 340	$ 26,420	$ 1,520

[1]	For the nine months ended September 30, 2025, transaction costs primarily relate to the disposal of the direct marketing payment processing business line mainly related to legal fees.
[2]	For the three and nine months ended September 30, 2025, restructuring mainly relates to costs incurred on transformation projects to improve merchant platforms as well as finance and risk processes. These transformation projects are expected to be completed by 2027. For the three and nine months ended September 30, 2024, restructuring mainly relates to relocation costs.
[3]	Other costs mainly relate to the securities litigation against the Company and indemnities provided by the Company in the related class action lawsuit (See Note 14).